Note 9 - Loans Payable	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
9.	LOANS PAYABLE

	March 31, 201 9	December 31, 201 8
Loans payable, interest bearing at 12% per annum and monthly interest payments, due on demand (i)	$166,612	$-
	$166,612	$-

(i)	The Company received an unsecured bridge loan in the first quarter of 2019. Included in loans payable are loans amounting to $161,612 ( 2018 – $550,000 ) to related parties as disclosed in Note 18.